As filed with the Securities and Exchange Commission on September 15, 2020

Securities Act File No. 333-216479

Investment Company Act File No. 811-23235

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 8	☒

MORNINGSTAR FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

Morningstar Funds Trust

22 W. Washington Street

Chicago, IL 60602

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (312) 696-6000

Name and Address of Agent for Service

D. Scott Schilling

Morningstar Funds Trust

22 W. Washington Street

Chicago, IL 60602

Copy to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

2000 K Street N.W.

Suite 700

Washington, D.C. 20006

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of its shares of common stock under the Securities Act of 1933. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 6 (the “Amendment”) to its Registration Statement pursuant to Rule 485(b) of the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and the State of Illinois on the 15th day of September, 2020.

Morningstar Funds Trust

By:	/s/ Daniel E. Needham
Daniel E. Needham
Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Amendment has been signed on September 15, 2020 by the following persons in the capacities indicated:

Signature	Title	Date

/s/ Daniel E. Needham	Trustee, President and Principal Executive Officer	September 15, 2020
Daniel E. Needham

/s/ Tracy L. Dotolo	Principal Financial Officer	September 15, 2020
Tracy L. Dotolo

Theresa Hamacher*	Trustee	September 15, 2020
Theresa Hamacher

Enrique M. Vasquez*	Trustee	September 15, 2020
Enrique M. Vasquez

Linda D. Taylor*	Trustee	September 15, 2020
Linda D. Taylor

Barry P. Benjamin*	Trustee	September 15, 2020
Barry P. Benjamin

*By:	/s/ Eric S. Purple
Eric S. Purple

Attorney-in-Fact pursuant to Powers of Attorney filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, as filed with the SEC on April 23, 2018 and Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, as filed with the SEC on August 6, 2019, which are incorporated by reference herein.

Exhibit Index

Exhibit No.	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase